SCHEDULE OF ESTIMATED FUTURE AMORTIZATION OF IDENTIFIABLE INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
2024	$ 50	$ 50
2025	35	50
2026	29	35
2027	29	29
2028	227	29
Thereafter		227
Net intangible assets	$ 383	$ 420	$ 302